Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 261,916	$ 297,595
Less accumulated depreciation and amortization	(159,356)	(211,850)
Property and equipment, net	102,560	85,745
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	182,257	236,366
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66,810	52,112
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,849	$ 9,117